Contract Liabilities	12 Months Ended
Nov. 30, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES
10.	CONTRACT LIABILITIES

The Group’s contract liabilities include advances from clients related to Financial PR services on the Group’s consolidated balance sheets. These payments are non-refundable and are recognized as revenue as the Group’s performance obligation is satisfied. The Group’s contract liabilities are generally recognized as revenue within one year.

As of November 30, 2025 and 2024, the contract liabilities were comprised of the following:

	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Advance from customers	128,400	-	-
Total	128,400	-	-

	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Balance at beginning of the year ended	1,519,584	128,400	16,489
Decrease in contract liabilities as a result of recognizing revenue during the year which was included in the contract liabilities at the beginning of the year	(1,519,584)	(128,400)	(16,489)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	128,400	-	-
Total	128,400	-	-